Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions			1 Months Ended		6 Months Ended
	Aug. 31, 2021	Jan. 31, 2021	Sep. 30, 2021	Feb. 28, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability					£ (320)	£ 165	£ 209
HSBC Trinkaus & Burkhardt GmbH
Proportion of ownership interest in subsidiary		99.33%		100.00%
HSBC Bank Armenia
Proportion of ownership interest in subsidiary	70.00%		100.00%
Other equity instruments
Total coupons on capital securities classified as equity					£ 59	£ 136	£ 58